Discontinued operations - Net of income taxes (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued operations [Line items]
Profit (loss) from discontinued operations	€ 843	€ 660	€ 479
Discontinued operations [Member]
Discontinued operations [Line items]
Profit (loss) from discontinued operations	843	660	479
Philips Lighting [Member]
Discontinued operations [Line items]
Profit (loss) from discontinued operations	896	244	247
Combined Lumileds and Automotive Lighting businesses [Member]
Discontinued operations [Line items]
Profit (loss) from discontinued operations	(29)	282	233
Other operations [Member]
Discontinued operations [Line items]
Profit (loss) from discontinued operations	€ (24)	€ 134	€ (1)